RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Composition of deferred income tax and social contributions Subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 3,566,415	R$ 3,736,616
Deferred tax liabilities	(11,457,536)	(11,202,514)
Net asset( liability)	(8,901,931)	(8,305,606)
Net Effect Liabilities	(7,891,121)	(7,465,898)
ELETRONORTE
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,278,753	2,203,754
Deferred tax liabilities	(1,400,319)	(1,364,046)
Net asset( liability)	878,434	839,708
Hermenegildo I
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	40,254
Net asset( liability)	40,254
Hermenegildo II
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	43,118
Net asset( liability)	43,118
Hermenegildo III
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	37,509
Net asset( liability)	37,509
Chui IX
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	11,495
Net asset( liability)	11,495
ELETROSUL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	362,655	649,997
Deferred tax liabilities	(829,665)	(963,106)
Net asset( liability)	(467,010)	(313,109)
Eletronorte Hermenegildo I II III Chui IX
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,411,129	2,203,754
Deferred tax liabilities	(1,400,319)	(1,364,046)
Net asset( liability)	1,010,810	839,708
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(394,958)	(320,560)
Net asset( liability)	(394,958)	(320,560)
FURNAS
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	611,808	680,613
Deferred tax liabilities	(5,463,470)	(5,284,897)
Net asset( liability)	(4,851,662)	(4,604,284)
CHESF
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	180,823	202,252
Deferred tax liabilities	(3,331,821)	(3,254,553)
Net asset( liability)	(3,150,998)	(3,052,301)
Eletropar
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(4,408)	(15,352)
Net asset( liability)	(4,408)	(15,352)
Amazonas GT
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(32,895)
Net asset( liability)	(32,895)
Eletronorte Eletrosul Eletrobras Furnas Chesf Eletropar Amazonas GT [Member]
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,155,286	1,532,862
Deferred tax liabilities	(10,057,217)	(9,838,468)
Net asset( liability)	R$ (8,901,931)	R$ (8,305,606)